Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2025		2024
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	154,344	3,918,898	162,271	4,142,566
Shares issued for acquisition	1,104	13,363	—	—
Vesting of equity based awards	504	17,603	1,181	12,707
Shares issued for equity based compensation	—	—	72	985
Share-settled dividends on vested equity based awards	75	682	87	1,382
Repurchase of shares	(3,077)	(78,632)	(9,267)	(238,742)
Balance at December 31	152,950	3,871,914	154,344	3,918,898